Financial expense, net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 14, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income [Abstract]
Interest income from loans and credits				$ 2,066	$ 6,651	$ 3,665
Interest rates gains on derivatives: cash flow hedges				689	401	456
Total				2,755	7,052	4,121
Financial expenses [Abstract]
Interest on loans and notes				(302,558)	(316,237)	(348,672)
Interest rates losses on derivatives: cash flow hedges				(58,712)	(62,149)	(59,318)
Total				(361,270)	(378,386)	(407,990)
Non-monetary financial income			$ 3,800		3,800
Other financial income/(expense), net [Abstract]
Other financial income				32,321	162,290	14,152
Other financial losses				(16,571)	(121,415)	(15,305)
Total				15,750	40,875	$ (1,153)
Notes Conversion Option [Member]
Other financial income/(expense), net [Abstract]
Other financial losses					(16,000)
Kaxu [Member]
Other financial income/(expense), net [Abstract]
Income for non-monetary change to fair value of derivatives				7,600
Kaxu [Member] | Notes Conversion Option [Member]
Other financial income/(expense), net [Abstract]
Income for non-monetary change to fair value of derivatives				$ 9,200
Solana [Member]
Other financial income/(expense), net [Abstract]
Other financial income		$ 145,000
Helios 1 & 2 [Member]
Other financial income/(expense), net [Abstract]
Other financial losses	$ (73,000)				$ (73,000)